Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Percentage of gross premiums written by broker
The following table shows the percentage of gross premiums written by broker for the years ended December 31, 2014, 2013 and 2012:

	Years Ended
	December 31, 2014	December 31, 2013	December 31, 2012
Marsh & McLennan	28.5%	21.8%	30.1%
Aon Benfield Group Ltd.	20.1%	27.7%	24.2%
Willis Group Holdings Ltd.	18.0%	19.4%	16.4%

Future minimum lease commitments	Future minimum lease commitments are as follows:

2015	$11,094
2016	8,616
2017	7,514
2018	7,350
2019	7,130
2020 and thereafter	23,784
$65,488

Components of required capital
The amounts of cash, investments and letters of credit provided for each year of account as follows:

	2015 Underwriting Year	2014 Underwriting Year	2013 Underwriting Year
Talbot FAL facility	$25,000	$25,000	$25,000
Group funds	570,100	450,000	403,700
Total	$595,100	$475,000	$428,700